Shareholder's capital - Share-Based Compensation Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Schedule Of Employee Service Share Based Compensation Expense Allocation [Line Items]
Share-based compensation expense	$ 10,553	$ 9,458
Share options
Schedule Of Employee Service Share Based Compensation Expense Allocation [Line Items]
Share-based compensation expense	1,288	2,054
Director deferred share units
Schedule Of Employee Service Share Based Compensation Expense Allocation [Line Items]
Share-based compensation expense	798	714
Employee share purchase
Schedule Of Employee Service Share Based Compensation Expense Allocation [Line Items]
Share-based compensation expense	322	312
Performance and restricted share units
Schedule Of Employee Service Share Based Compensation Expense Allocation [Line Items]
Share-based compensation expense	$ 8,145	$ 6,378